Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in associates [Line Items]
Net Profit	$ 416,263	$ 32,682	$ 602,935
Share in results	189,847	152,225	176,270
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Net Profit	(5,363)	(6,832)	(12,666)
Share in results	$ (817)	$ (1,320)	$ (2,447)